Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 1
Shares Value
Common Stocks - 100.0%
Aerospace & Defense - 0.4%
Aerojet Rocketdyne Holdings, Inc. 14,931 $ 704,445
Auto Components - 0.9%
Fox Factory Holding Corp.* 4,890 789,931
LCI Industries 2,942 429,002
Patrick Industries, Inc. 2,770 228,885
XPEL, Inc.* 3,218 297,987
1,745,805
Banks - 1.7%
Altabancorp 786 31,747
Amalgamated Financial Corp. 1,301 19,983
Ameris Bancorp 2,907 141,309
Bancorp, Inc. (The)* 2,386 55,761
Bank First Corp. 322 22,537
Business First Bancshares, Inc. 867 20,210
Byline Bancorp, Inc. 1,609 39,597
Camden National Corp. 623 27,892
Coastal Financial Corp.* 499 14,581
Farmers National Banc Corp. 1,181 18,128
First Citizens BancShares, Inc. - Class A 404 316,166
First Financial Bankshares, Inc. 5,934 289,817
First Foundation, Inc. 1,867 44,005
First Horizon Corp. 23,035 355,891
Glacier Bancorp, Inc. 3,983 205,363
Guaranty Bancshares, Inc. 503 16,825
HarborOne Bancorp, Inc. 2,342 31,875
Hilltop Holdings, Inc. 3,435 108,821
Independent Bank Corp. 908 19,095
Independent Bank Group, Inc. 1,800 125,460
Live Oak Bancshares, Inc. 1,776 106,897
Metropolitan Bank Holding Corp.* 347 24,647
MVB Financial Corp. 484 20,062
National Bank Holdings Corp. - Class A 1,284 45,531
Nicolet Bankshares, Inc.* 415 30,042
Northrim Bancorp, Inc. 258 10,532
Preferred Bank 622 36,686
QCR Holdings, Inc. 660 32,399
Red River Bancshares, Inc. 305 15,540
Reliant Bancorp, Inc. 694 19,293
ServisFirst Bancshares, Inc. 2,257 160,428
Silvergate Capital Corp. - Class A* 1,057 108,660
SmartFinancial, Inc. 630 15,353
Spirit of Texas Bancshares, Inc. 714 16,622
UMB Financial Corp. 2,014 188,510
Western Alliance Bancorp 4,315 400,518
3,136,783
Beverages - 1.2%
Boston Beer Co., Inc. (The) - Class A* 1,151 817,210
Celsius Holdings, Inc.* 8,227 564,619
Coca-Cola Consolidated, Inc. 813 324,509
National Beverage Corp. 10,638 482,752
2,189,090
Biotechnology - 2.2%
Catalyst Pharmaceuticals, Inc.* 62,872 367,172
Emergent BioSolutions, Inc.* 32,565 2,146,034

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2021
2 July 31, 2021
Shares Value
Common Stocks - (continued)
Biotechnology - (continued)
Sage Therapeutics, Inc.* 35,540 $ 1,554,164
4,067,370
Building Products - 3.1%
Builders FirstSource, Inc.* 38,619 1,718,545
PGT Innovations, Inc.* 11,102 250,683
Simpson Manufacturing Co., Inc. 8,098 910,863
Trex Co., Inc.* 21,490 2,086,679
UFP Industries, Inc. 11,530 856,218
5,822,988
Capital Markets - 1.9%
B Riley Financial, Inc. 1,133 76,545
Cboe Global Markets, Inc. 4,449 527,073
Cowen, Inc. - Class A 1,120 44,777
Evercore, Inc. - Class A 1,707 225,665
FactSet Research Systems, Inc. 1,578 563,788
Federated Hermes, Inc. 4,106 133,199
Focus Financial Partners, Inc. - Class A* 2,299 118,008
Hamilton Lane, Inc. - Class A 1,514 140,802
Houlihan Lokey, Inc. 2,143 190,941
Interactive Brokers Group, Inc. - Class A 3,787 234,264
LPL Financial Holdings, Inc. 3,333 470,086
PJT Partners, Inc. - Class A 1,025 80,124
StepStone Group, Inc. - Class A 1,219 55,477
Stifel Financial Corp. 4,381 291,512
Tradeweb Markets, Inc. - Class A 4,368 378,837
Victory Capital Holdings, Inc. - Class A 669 20,398
3,551,496
Chemicals - 2.3%
Ingevity Corp.* 12,854 1,091,819
Scotts Miracle-Gro Co. (The) 17,871 3,162,452
4,254,271
Commercial Services & Supplies - 2.7%
IAA, Inc.* 25,125 1,519,560
Rollins, Inc. 91,679 3,514,056
5,033,616
Communications Equipment - 4.7%
Ciena Corp.* 54,012 3,140,258
Ubiquiti, Inc. 18,510 5,795,481
8,935,739
Construction & Engineering - 1.5%
Comfort Systems USA, Inc. 6,765 505,684
Construction Partners, Inc. - Class A* 6,660 223,643
IES Holdings, Inc.* 3,885 211,383
MYR Group, Inc.* 3,136 299,895
Primoris Services Corp. 10,016 299,478
WillScot Mobile Mini Holdings Corp.* 42,890 1,231,372
2,771,455
Construction Materials - 1.0%
Eagle Materials, Inc. 13,608 1,923,083
Consumer Finance - 0.2%
Atlanticus Holdings Corp.* 693 30,132
Upstart Holdings, Inc.* 3,207 387,277
417,409

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 3
Shares Value
Common Stocks - (continued)
Containers & Packaging - 2.2%
Berry Global Group, Inc.* 43,280 $ 2,782,471
Silgan Holdings, Inc. 35,450 1,436,434
4,218,905
Diversified Consumer Services - 0.9%
Frontdoor, Inc.* 9,985 488,666
Service Corp. International 19,594 1,224,429
1,713,095
Diversified Financial Services - 0.00%
Alerus Financial Corp. 716 20,012
Electric Utilities - 0.4%
Avangrid, Inc. 14,360 748,730
Electrical Equipment - 0.1%
Array Technologies, Inc.* 19,678 266,440
Electronic Equipment, Instruments & Components - 2.2%
ePlus, Inc.* 4,708 435,302
Insight Enterprises, Inc.* 12,319 1,236,581
Napco Security Technologies, Inc.* 6,401 226,276
SYNNEX Corp. 18,069 2,159,968
4,058,127
Entertainment - 0.1%
Akazoo SA*
,¢
851 –
Sciplay Corp. - Class A* 1,579 25,406
World Wrestling Entertainment, Inc. - Class A 2,931 144,733
170,139
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Homes 4 Rent - Class A 7,890 331,380
CareTrust REIT, Inc. 2,276 54,897
CoreSite Realty Corp. 1,011 139,730
CyrusOne, Inc. 2,882 205,400
Essential Properties Realty Trust, Inc. 2,764 82,367
Innovative Industrial Properties, Inc. 562 120,825
National Storage Affiliates Trust 1,801 97,560
Safehold, Inc. 1,252 113,081
STAG Industrial, Inc. 3,756 155,198
Terreno Realty Corp. 1,637 111,905
1,412,343
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc.* 15,647 792,364
Grocery Outlet Holding Corp.* 10,911 361,372
Sprouts Farmers Market, Inc.* 13,468 331,043
Weis Markets, Inc. 3,067 161,478
1,646,257
Food Products - 0.1%
Tattooed Chef, Inc.* 9,247 182,351
Vital Farms, Inc.* 4,556 79,320
261,671
Gas Utilities - 0.1%
Southwest Gas Holdings, Inc. 2,150 150,349
Health Care Equipment & Supplies - 3.9%
Inari Medical, Inc.* 30,190 2,710,760
LeMaitre Vascular, Inc. 12,534 682,602
Quidel Corp.* 25,860 3,658,414
Zynex, Inc.* 21,196 294,412
7,346,188

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2021
4 July 31, 2021
Shares Value
Common Stocks - (continued)
Health Care Providers & Services - 11.5%
Addus HomeCare Corp.* 9,673 $ 839,520
Amedisys, Inc.* 19,794 5,158,712
Chemed Corp. 9,693 4,614,062
Ensign Group, Inc. (The) 33,412 2,842,359
Fulgent Genetics, Inc.* 17,643 1,627,567
Innovage Holding Corp.* 82,429 1,389,753
Joint Corp. (The)* 8,653 683,500
National Research Corp. 15,474 816,718
Pennant Group, Inc. (The)* 17,216 589,131
Progyny, Inc.* 53,800 2,996,122
21,557,444
Health Care Technology - 0.3%
Simulations Plus, Inc. 12,235 577,370
Hotels, Restaurants & Leisure - 0.3%
Diamond Resorts International, Inc.*
,¢
1,198 –
Wingstop, Inc. 3,465 593,589
593,589
Household Durables - 3.0%
Cavco Industries, Inc.* 1,071 251,685
Century Communities, Inc. 3,929 272,869
Cricut, Inc. - Class A* 1,914 65,325
Green Brick Partners, Inc.* 5,911 148,189
Helen of Troy Ltd.* 2,850 636,661
Installed Building Products, Inc. 3,460 415,200
iRobot Corp.* 3,273 286,388
LGI Homes, Inc.* 2,905 496,465
Lovesac Co. (The)* 1,750 106,225
M/I Homes, Inc.* 3,402 220,143
MDC Holdings, Inc. 8,189 436,637
Meritage Homes Corp.* 4,411 478,946
Tempur Sealy International, Inc. 22,952 993,133
TopBuild Corp.* 3,853 780,965
5,588,831
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp. 17,881 342,421
Insurance - 1.8%
American Equity Investment Life Holding Co. 3,979 127,686
Athene Holding Ltd. - Class A* 7,996 516,701
Brown & Brown, Inc. 11,754 639,418
Enstar Group Ltd.* 775 199,190
Fidelity National Financial, Inc. 12,055 537,774
First American Financial Corp. 4,576 308,011
Investors Title Co. 79 13,156
Kemper Corp. 2,692 177,699
Kinsale Capital Group, Inc. 952 170,070
Mercury General Corp. 2,309 140,456
Palomar Holdings, Inc.* 1,067 86,886
Primerica, Inc. 1,645 240,532
Selectquote, Inc.* 6,813 121,271
Stewart Information Services Corp. 1,117 65,914
3,344,764
Interactive Media & Services - 0.1%
Cargurus, Inc.* 6,410 183,326

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 5
Shares Value
Common Stocks - (continued)
Internet & Direct Marketing Retail - 0.9%
1-800-Flowers.com, Inc. - Class A* 4,304 $ 131,272
Poshmark, Inc. - Class A* 1,796 70,475
PubMatic, Inc. - Class A* 1,044 31,017
Revolve Group, Inc.* 4,169 290,204
Shutterstock, Inc. 4,259 462,059
Stamps.com, Inc.* 2,134 697,306
Waitr Holdings, Inc.* 13,447 22,994
1,705,327
IT Services - 3.1%
Concentrix Corp.* 18,137 2,969,571
SolarWinds Corp.* 110,117 1,237,715
TTEC Holdings, Inc. 16,330 1,706,485
5,913,771
Leisure Products - 0.2%
Johnson Outdoors, Inc. - Class A 1,037 122,750
Malibu Boats, Inc. - Class A* 2,429 203,210
325,960
Life Sciences Tools & Services - 6.6%
Maravai LifeSciences Holdings, Inc. - Class A* 69,495 3,055,695
Medpace Holdings, Inc.* 21,862 3,846,400
PPD, Inc.* 121,014 5,581,166
12,483,261
Machinery - 1.5%
Energy Recovery, Inc.* 10,725 226,834
Hyliion Holdings Corp.* 32,129 311,651
Toro Co. (The) 20,050 2,280,487
2,818,972
Media - 1.3%
Cable One, Inc. 389 734,428
Fox Corp. - Class A 37,124 1,323,842
Loral Space & Communications, Inc. 1,387 49,086
Nexstar Media Group, Inc. - Class A 2,769 407,237
2,514,593
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Broadmark Realty Capital, Inc. 5,529 57,336
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 3,281 186,361
243,697
Multiline Retail - 0.5%
Big Lots, Inc. 4,090 235,625
Ollie's Bargain Outlet Holdings, Inc.* 7,637 711,005
946,630
Personal Products - 0.3%
BellRing Brands, Inc. - Class A* 4,505 148,980
Medifast, Inc. 1,340 382,584
531,564
Pharmaceuticals - 2.5%
Corcept Therapeutics, Inc.* 70,942 1,473,466
Innoviva, Inc.* 61,683 874,665
Pacira BioSciences, Inc.* 26,779 1,578,622
Supernus Pharmaceuticals, Inc.* 32,249 849,116
4,775,869
Professional Services - 3.1%
ASGN, Inc.* 9,918 1,003,007
Booz Allen Hamilton Holding Corp. 25,224 2,164,472

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2021
6 July 31, 2021
Shares Value
Common Stocks - (continued)
Professional Services - (continued)
FTI Consulting, Inc.* 6,379 $ 929,420
Insperity, Inc. 7,211 714,250
TriNet Group, Inc.* 12,283 1,019,243
5,830,392
Real Estate Management & Development - 0.1%
eXp World Holdings, Inc.* 3,406 122,344
Road & Rail - 0.7%
Marten Transport Ltd. 15,434 244,166
Saia, Inc.* 4,909 1,109,434
1,353,600
Semiconductors & Semiconductor Equipment - 7.9%
ACM Research, Inc. - Class A* 6,022 559,203
Amkor Technology, Inc. 85,089 2,096,593
CMC Materials, Inc. 10,203 1,475,762
FormFactor, Inc.* 27,072 1,008,703
MKS Instruments, Inc. 19,290 3,017,728
Power Integrations, Inc. 21,154 2,051,726
Ultra Clean Holdings, Inc.* 15,275 825,003
Universal Display Corp. 16,427 3,851,967
14,886,685
Software - 10.7%
Alarm.com Holdings, Inc.* 17,354 1,444,200
Appfolio, Inc. - Class A* 6,591 933,286
Aspen Technology, Inc.* 23,700 3,466,362
Bentley Systems, Inc. - Class B 92,385 5,617,932
Intelligent Systems Corp.* 3,098 104,681
N-Able, Inc.* 55,059 759,807
Olo, Inc. - Class A* 7,219 253,170
ON24, Inc.* 16,171 590,565
Paylocity Holding Corp.* 18,984 3,938,421
Qualys, Inc.* 13,651 1,386,395
ShotSpotter, Inc.* 4,072 186,090
SPS Commerce, Inc.* 12,507 1,362,638
Viant Technology, Inc. - Class A* 4,010 69,333
20,112,880
Specialty Retail - 5.2%
Academy Sports & Outdoors, Inc.* 10,930 404,956
America's Car-Mart, Inc.* 772 122,748
Boot Barn Holdings, Inc.* 3,409 294,606
Dick's Sporting Goods, Inc. 7,637 795,317
Five Below, Inc.* 6,526 1,268,785
Floor & Decor Holdings, Inc. - Class A* 12,226 1,491,694
JOANN, Inc. 4,721 72,987
Leslie's, Inc.* 21,900 533,265
Lithia Motors, Inc. 3,467 1,307,822
MarineMax, Inc.* 2,581 138,832
OneWater Marine, Inc. - Class A 1,279 60,087
RH* 2,446 1,624,340
Sleep Number Corp.* 2,851 282,848
Sportsman's Warehouse Holdings, Inc.* 5,095 90,029
Williams-Sonoma, Inc. 8,879 1,346,944
9,835,260
Technology Hardware, Storage & Peripherals - 0.6%
Corsair Gaming, Inc.* 32,151 938,488

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2021
Janus Detroit Street Trust 7
Shares Value
Common Stocks - (continued)
Technology Hardware, Storage & Peripherals - (continued)
Turtle Beach Corp.* 5,518 $ 170,506
1,108,994
Textiles, Apparel & Luxury Goods - 0.00%
Lakeland Industries, Inc.* 934 25,181
Superior Group of Cos., Inc. 1,818 42,559
67,740
Thrifts & Mortgage Finance - 0.5%
Axos Financial, Inc.* 2,470 118,190
Bridgewater Bancshares, Inc.* 1,174 19,042
Essent Group Ltd. 4,705 212,525
FS Bancorp, Inc. 354 12,312
Hingham Institution For Savings The 89 26,611
Kearny Financial Corp. 3,368 40,517
Merchants Bancorp 1,200 43,968
Meta Financial Group, Inc. 1,331 66,151
NMI Holdings, Inc. - Class A* 3,569 78,589
PCSB Financial Corp. 665 11,997
PennyMac Financial Services, Inc. 2,782 174,960
Walker & Dunlop, Inc. 1,326 137,214
Waterstone Financial, Inc. 1,052 20,756
962,832
Tobacco - 0.1%
Vector Group Ltd. 17,584 234,922
Trading Companies & Distributors - 1.4%
Boise Cascade Co. 7,333 375,083
GMS, Inc.* 7,989 392,499
McGrath RentCorp 4,516 354,145
SiteOne Landscape Supply, Inc.* 8,283 1,447,703
2,569,430
Water Utilities - 0.1%
California Water Service Group 1,885 118,152
Pure Cycle Corp.* 886 13,697
131,849
Total Common Stocks (cost $165,419,032) 188,230,123
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, 0.0102%
∞
(cost $41,102) 41,085 41,102
Total Investments (total cost $165,460,134) - 100.0% 188,271,225
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (30,429)
Net Assets - 100.0% $188,240,796
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 187,555,334 99.6%
Bermuda 715,891 0.4
Total $ 188,271,225 100.0%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2021
8 July 31, 2021
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
7/31/21
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%
∞
$ 6,276
Δ
$ – $ – $ –
Market Value
at 10/31/20 Purchases Sales
Market Value
at 7/31/21
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%
∞
$ 2,759,156 $ 34,166,061 $ (36,925,217) $ –

Notes to Schedule of Investments and Other Information
(unaudited)
Janus Detroit Street Trust 9
LLC Limited Liability Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs.
∞ Rate shown is the 7-day yield as of July 31, 2021.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2021 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Entertainment
(a)
$ 170,139 $ — $ 0
Hotels, Restaurants & Leisure
(a)
593,589 — 0
All Other 187,466,395 — —
Investment Companies 41,102 — —
Total Assets $ 188,271,225 $ — $ 0
(a) There is a security in this category that has a market value of zero.

10 July 31, 2021
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to:
(i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-
specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to
“odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Janus Detroit Street Trust 11
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund. please refer to the Fund's most recent semiannual or annual shareholder report.